Leases (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows related to operating leases	$ 43,362	$ 80,743
Financing cash flows related to finance leases	$ 677,505	$ 774,971
Weighted average remaining lease term operating leases (in years)	1 year 2 months 19 days	1 year 8 months 19 days
Weighted average remaining lease term finance leases (in years)	1 year 9 months 25 days	2 years 1 month 13 days
Weighted average discount rate operating leases	7.00%	7.00%
Weighted average discount rate finance leases	6.00%	6.00%
2022	$ 106,102	$ 104,549
2022	1,209,750	1,462,239
2023	109,365	107,718
2023	622,949	849,427
2024	9,395	64,357
2024	242,341	441,724
Total lease payments	224,863	276,625
Total lease payments	2,075,040	2,753,390
Less: Amounts representing interest	(16,354)	(24,551)
Less: Amounts representing interest	(162,584)	(213,428)
Total operating lease liabilities	208,509	252,074
Total finance lease liabilities	1,912,457	2,539,962
Less: Current operating lease liabilities	(106,102)	(104,549)	$ (101,505)
Less: Current Finance lease liabilities	(1,273,587)
Noncurrent operating lease liabilities	102,407	147,525	$ 231,312
Noncurrent Finance lease liabilities	$ 765,102	$ 1,222,420